FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878
                                   ---------

                         Franklin Value Investors Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
        -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  1/31/05
                           -------

Item 1. Schedule of Investments.


FRANKLIN VALUE INVESTORS TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Balance Sheet Investment Fund .....................................   3

Franklin Large Cap Value Fund ..............................................   9

Franklin MicroCap Value Fund ...............................................  13

Franklin Small Cap Value Fund ..............................................  17

Notes to Statements of Investments .........................................  21


                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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FRANKLIN VALUE INVESTORS TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

        ---------------------------------------------------------------------------------------------------------
        FRANKLIN BALANCE SHEET INVESTMENT FUND                                        SHARES            VALUE
        ---------------------------------------------------------------------------------------------------------
        CLOSED END MUTUAL FUNDS 1.1%
        Apollo Investment Corp. ...............................................          200,000    $   3,398,000
     (a)Emerging Markets Telecommunications Fund Inc. .........................          250,000        2,415,000
        H & Q Healthcare Investors Fund .......................................          150,000        2,676,000
        John Hancock Bank & Thrift Opportunity Fund ...........................        1,650,000       16,830,000
        Latin America Equity Fund Inc. ........................................          222,015        4,602,371
        Mexico Fund Inc. (Mexico) .............................................          620,800       13,707,264
        New Ireland Fund Inc. (Irish Republic) ................................          135,000        2,824,200
        Petroleum & Resources Corp. ...........................................          150,000        4,020,000
                                                                                                    -------------
        TOTAL CLOSED END MUTUAL FUNDS (COST $38,030,843) ......................                        50,472,835
                                                                                                    -------------

        COMMON STOCKS 79.4%
        COMMERCIAL SERVICES 1.0%
        Kelly Services Inc., A ................................................        1,506,800       43,847,880
                                                                                                    -------------

        CONSUMER DURABLES 5.6%
        D.R. Horton Inc. ......................................................        1,650,000       65,637,000
        Hasbro Inc. ...........................................................        1,800,000       35,280,000
        Lennar Corp., A .......................................................          480,000       27,105,600
        Lennar Corp., B .......................................................           48,000        2,486,880
        M.D.C. Holdings Inc. ..................................................          471,900       34,354,320
        Pulte Homes Inc. ......................................................        1,300,000       85,904,000
                                                                                                    -------------
                                                                                                      250,767,800
                                                                                                    -------------

        CONSUMER NON-DURABLES 2.0%
     (b)DIMON Inc. ............................................................        2,504,200       16,502,678
        Kellwood Co. ..........................................................          450,000       13,023,000
        Russell Corp. .........................................................        1,498,000       26,964,000
     (a)Tommy Hilfiger Corp. ..................................................        2,800,000       27,496,000
        Universal Corp. .......................................................          125,000        5,907,500
                                                                                                    -------------
                                                                                                       89,893,178
                                                                                                    -------------

        CONSUMER SERVICES 3.5%
 (a),(b)Aztar Corp. ...........................................................        2,840,000       91,533,200
 (a),(b)Champps Entertainment Inc. ............................................          920,000        8,013,200
     (a)La Quinta Corp. .......................................................        2,482,300       21,571,187
     (a)Vail Resorts Inc. .....................................................        1,525,000       36,554,250
                                                                                                    -------------
                                                                                                      157,671,837
                                                                                                    -------------

        DISTRIBUTION SERVICES 1.1%
        Applied Industrial Technologies Inc. ..................................          937,500       27,131,250
        Handleman Co. .........................................................        1,000,000       19,450,000
                                                                                                    -------------
                                                                                                       46,581,250
                                                                                                    -------------

        ELECTRONIC TECHNOLOGY 1.3%
     (a)ESCO Technologies Inc. ................................................          618,400       44,407,304
     (a)FSI International Inc. ................................................          600,000        2,574,000
     (a)Hutchinson Technology Inc. ............................................          150,000        5,295,000
     (a)Standard Microsystems Corp. ...........................................          376,700        5,970,695
                                                                                                    -------------
                                                                                                       58,246,999
                                                                                                    -------------


                                         Quarterly Statements of Investments | 3
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FRANKLIN VALUE INVESTORS TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

        ---------------------------------------------------------------------------------------------------------
        FRANKLIN BALANCE SHEET INVESTMENT FUND                                        SHARES            VALUE
        ---------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        ENERGY MINERALS 1.9%
        Peabody Energy Corp. ..................................................          990,000    $  83,902,500
                                                                                                    -------------

        FINANCE/RENTAL/LEASING 5.3%
        CIT Group Inc. ........................................................        2,210,000       89,217,700
 (a),(b)Dollar Thrifty Automotive Group Inc. ..................................        1,800,000       56,178,000
        Freddie Mac ...........................................................        1,356,000       88,533,240
                                                                                                    -------------
                                                                                                      233,928,940
                                                                                                    -------------

        HEALTH TECHNOLOGY .3%
     (a)Watson Pharmaceuticals Inc. ...........................................          500,000       14,915,000
                                                                                                    -------------

        INDUSTRIAL SERVICES 3.4%
     (a)Global Industries Ltd. ................................................        2,400,000       19,368,000
     (a)Hanover Compressor Co. ................................................        1,200,000       17,016,000
     (a)Offshore Logistics Inc. ...............................................          900,000       28,719,000
     (a)Petroleum Helicopters Inc. ............................................           77,500        1,999,500
     (a)Petroleum Helicopters Inc., non-voting ................................          152,000        3,915,520
     (a)Quanta Services Inc. ..................................................        1,500,000       11,220,000
     (a)Shaw Group Inc. .......................................................        1,498,500       25,189,785
     (a)Universal Compression Holdings Inc. ...................................          850,000       33,082,000
 (a),(b)Xanser Corp. ..........................................................        2,800,000        8,344,000
                                                                                                    -------------
                                                                                                      148,853,805
                                                                                                    -------------

        INVESTMENT BANKS/BROKERS 2.0%
        Principal Financial Group Inc. ........................................          225,000        9,130,500
        Prudential Financial Inc. .............................................        1,450,000       78,169,500
                                                                                                    -------------
                                                                                                       87,300,000
                                                                                                    -------------

        LIFE/HEALTH INSURANCE 6.8%
        American National Insurance Co. .......................................          647,500       68,414,850
        Amerus Group Co. ......................................................          325,000       14,485,250
        Assurant Inc. .........................................................          825,700       26,860,021
        FBL Financial Group Inc., A ...........................................          525,000       14,600,250
        Genworth Financial Inc., A ............................................        1,600,000       42,448,000
        Kansas City Life Insurance Co. ........................................          222,789       11,273,123
        Manulife Financial Corp. (Canada) .....................................          500,000       21,925,000
        MetLife Inc. ..........................................................          401,000       15,939,750
     (a)National Western Life Insurance Co., A ................................          150,000       25,972,500
        Presidential Life Corp. ...............................................          515,000        8,518,100
        StanCorp Financial Group Inc. .........................................          600,000       51,000,000
                                                                                                    -------------
                                                                                                      301,436,844
                                                                                                    -------------

        NON-ENERGY MINERALS 5.8%
        Nucor Corp. ...........................................................        1,260,000       70,761,600
        Reliance Steel & Aluminum Co. .........................................        1,155,900       44,351,883
        Texas Industries Inc. .................................................          800,000       50,832,000
        United States Steel Corp. .............................................        1,790,000       92,722,000
                                                                                                    -------------
                                                                                                      258,667,483
                                                                                                    -------------


4 | Quarterly Statements of Investments
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FRANKLIN VALUE INVESTORS TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

        ---------------------------------------------------------------------------------------------------------
        FRANKLIN BALANCE SHEET INVESTMENT FUND                                        SHARES            VALUE
        ---------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        PROCESS INDUSTRIES 6.4%
        Bunge Ltd. ............................................................        1,812,000    $ 102,450,480
        Corn Products International Inc. ......................................        2,240,000       65,766,400
 (a),(b)Delta Woodside Industries Inc. ........................................          555,000          457,875
        MeadWestvaco Corp. ....................................................          844,000       24,383,160
        Monsanto Co. ..........................................................          853,900       46,221,607
     (a)PolyOne Corp. .........................................................        1,400,000       12,110,000
        Westlake Chemical Corp. ...............................................        1,046,900       32,872,660
                                                                                                    -------------
                                                                                                      284,262,182
                                                                                                    -------------

        PRODUCER MANUFACTURING 6.1%
        A.O. Smith Corp. ......................................................          893,600       24,225,496
        CNH Global NV (Netherlands) ...........................................        1,605,000       29,772,750
     (a)Insteel Industries Inc. ...............................................          164,600        2,409,744
        Lennox International Inc. .............................................        1,115,000       22,255,400
        Mueller Industries Inc. ...............................................          659,400       20,902,980
        Oshkosh Truck Corp. ...................................................          480,000       35,227,200
        Superior Industries International Inc. ................................          200,000        5,034,000
     (b)Tecumseh Products Co., A ..............................................          778,900       31,646,707
     (b)Tecumseh Products Co., B ..............................................          300,000       11,565,000
        Timken Co. ............................................................        1,350,000       34,776,000
        Trinity Industries Inc. ...............................................        1,806,900       54,658,725
                                                                                                    -------------
                                                                                                      272,474,002
                                                                                                    -------------

        PROPERTY-CASUALTY INSURANCE 5.3%
        E-L Financial Corp. Ltd. (Canada) .....................................          104,666       29,533,296
        IPC Holdings Ltd. (Bermuda) ...........................................        1,180,000       49,807,800
        Midland Co. ...........................................................          385,000       12,874,400
        Montpelier Re Holdings Ltd. (Bermuda) .................................           10,000          374,500
        Old Republic International Corp. ......................................        3,100,000       71,920,000
        RLI Corp. .............................................................          489,400       21,269,324
        Selective Insurance Group Inc. ........................................          650,000       28,060,500
        St. Paul Travelers Cos. Inc. ..........................................          575,000       21,585,500
                                                                                                    -------------
                                                                                                      235,425,320
                                                                                                    -------------

        REGIONAL BANKS .1%
        UMB Financial Corp. ...................................................           93,400        5,122,056
                                                                                                    -------------

        RETAIL TRADE 7.4%
     (a)Big Lots Inc. .........................................................        2,250,000       25,335,000
        Cato Corp., A .........................................................          300,000        9,120,000
     (a)Charming Shoppes Inc. .................................................        5,000,000       41,500,000
        Dillards Inc., A ......................................................        1,750,000       45,920,000
        Federated Department Stores Inc. ......................................          740,000       42,032,000
        Fred's Inc. ...........................................................          400,000        6,588,000
     (b)Haverty Furniture Cos. Inc. ...........................................          920,000       16,468,000
        Officemax Inc. ........................................................          403,554       11,908,879
     (a)Saks Inc. .............................................................        2,008,400       28,579,532
 (a),(b)Syms Corp. ............................................................        1,430,000       18,232,500


                                         Quarterly Statements of Investments | 5
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FRANKLIN VALUE INVESTORS TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

        ---------------------------------------------------------------------------------------------------------
        FRANKLIN BALANCE SHEET INVESTMENT FUND                                        SHARES            VALUE
        ---------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        RETAIL TRADE (CONT.)
     (a)Toys R Us Inc. ........................................................        2,135,000    $  45,795,750
     (a)Zale Corp. ............................................................        1,422,400       37,778,944
                                                                                                    -------------
                                                                                                      329,258,605
                                                                                                    -------------

        SAVINGS BANKS .3%
        Farmers & Merchants Bank of Long Beach ................................            2,200       12,023,000
        First Niagara Financial Group Inc. ....................................          100,000        1,365,000
                                                                                                    -------------
                                                                                                       13,388,000
                                                                                                    -------------

        SPECIALTY INSURANCE 2.5%
        MGIC Investment Corp. .................................................          440,000       28,116,000
        The PMI Group Inc. ....................................................        1,150,000       45,735,500
        Radian Group Inc. .....................................................          800,000       38,352,000
                                                                                                    -------------
                                                                                                      112,203,500
                                                                                                    -------------

        TECHNOLOGY SERVICES .6%
     (a)Intergraph Corp. ......................................................          850,000       25,253,500
                                                                                                    -------------

        TRANSPORTATION 6.5%
     (a)ABX Air Inc. ..........................................................        1,825,000       14,508,750
 (a),(b)Alaska Air Group Inc. .................................................        1,350,600       40,234,374
        Burlington Northern Santa Fe Corp. ....................................          599,900       28,903,182
     (a)Crowley Maritime Corp. ................................................            4,240        4,664,000
     (a)Kansas City Southern ..................................................        2,410,000       42,078,600
     (a)Mesa Air Group Inc. ...................................................          450,000        3,316,500
        Norfolk Southern Corp. ................................................        1,358,600       47,442,312
        Overseas Shipholding Group Inc. .......................................          840,500       46,908,305
        Teekay Shipping Corp. (Bahamas) .......................................        1,330,000       59,012,100
                                                                                                    -------------
                                                                                                      287,068,123
                                                                                                    -------------

        UTILITIES 4.2%
        Entergy Corp. .........................................................          800,000       55,616,000
        Northeast Utilities ...................................................        1,550,000       28,985,000
        PNM Resources Inc. ....................................................        1,863,300       47,011,059
     (a)Sierra Pacific Resources Co. ..........................................        4,169,000       41,022,960
        Xcel Energy Inc. ......................................................          878,000       15,970,820
                                                                                                    -------------
                                                                                                      188,605,839
                                                                                                    -------------
        TOTAL COMMON STOCKS (COST $2,015,013,600) .............................                     3,529,074,643
                                                                                                    -------------

        PREFERRED STOCK (COST $2,380,475) .1%
        REAL ESTATE INVESTMENT TRUSTS
        Price Legacy Corp., 8.75%, pfd., A ....................................          199,658        3,194,528
                                                                                                    -------------
                                                                                 ----------------
                                                                                 PRINCIPAL AMOUNT
                                                                                 ----------------
        BOND (COST $5,521,559) .1%
        PRODUCER MANUFACTURING
        Mueller Industries Inc., 6.00%, 11/1/14 ...............................    $   5,604,000        5,519,940
                                                                                                    -------------


6 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

    -------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCE SHEET INVESTMENT FUND                                       PRINCIPAL AMOUNT       VALUE
    -------------------------------------------------------------------------------------------------------------
    CONVERTIBLE BOND (COST $6,000,000) .3%
    UTILITIES
    Sierra Pacific Resources Co., cvt., 144A, 7.25%, 2/14/10 ..................    $   6,000,000   $   14,062,500
                                                                                                   --------------
    TOTAL LONG TERM INVESTMENTS (COST $2,066,946,477) .........................                     3,602,324,446
                                                                                                   --------------
                                                                                   -------------
                                                                                      SHARES
                                                                                   -------------
    SHORT TERM INVESTMENTS 19.0%
    Money Fund (Cost $173,193,878) 3.9%

 (c)Franklin Institutional Fiduciary Trust Money Market Portfolio .............      173,193,878      173,193,878
                                                                                                   --------------
                                                                                 ----------------
                                                                                 PRINCIPAL AMOUNT
                                                                                 ----------------
    REPURCHASE AGREEMENT (COST $671,466,328) 15.1%
 (d)Joint Repurchase Agreement, 2.453%, 2/01/05 (Maturity Value $671,512,081)      $ 671,466,328      671,466,328
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $61,235,186)
      Banc of America Securities LLC (Maturity Value $61,235,186)
      Barclays Capital Inc. (Maturity Value $61,235,186)
      BNP Paribas Securities Corp. (Maturity Value $61,235,186)
      Credit Suisse First Boston LLC (Maturity Value $61,235,186)
      Deutsche Bank Securities Inc. (Maturity Value $61,235,186)
      Greenwich Capital Markets Inc. (Maturity Value $61,235,186)
      Lehman Brothers Inc. (Maturity Value $59,160,221)
      Merrill Lynch Government Securities Inc. (Maturity Value $61,235,186)
      Morgan Stanley & Co. Inc. (Maturity Value $61,235,186)
        UBS Securities LLC (Maturity Value $61,235,186)
        Collateralized by U.S. Government Agency Securities, 0.00 - 7.250%,
        2/01/05 - 1/15/10; eU.S. Treasury Bills, 6/23/05 - 7/21/05; and
        U.S. Treasury Notes, 5.75 - 6.75%, 5/15/05 - 11/15/05
                                                                                                   --------------
    TOTAL INVESTMENTS (COST $2,911,606,683) 100.0% ............................                     4,446,984,652
    OTHER ASSETS, LESS LIABILITIES .0%f .......................................                        (2,143,307)
                                                                                                   --------------
    NET ASSETS 100.0% .........................................................                    $4,444,841,345
                                                                                                   ==============

(a)   Non-income producing.

(b)   See Note 3 regarding holdings of 5% voting securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(d) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At 1/31/05, all repurchase agreements had been entered into on that date.

(e)   Security is traded on a discount basis with no stated coupon rate.

(f)   Rounds to less than .05% of net assets.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7
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8 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE FUND                                                         SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 84.6%
COMMUNICATIONS .4%
Verizon Communications Inc. ...................................................           26,000    $     925,340
                                                                                                    -------------

CONSUMER NON-DURABLES 8.0%
H.J. Heinz Co. ................................................................          188,000        7,108,280
Kimberly-Clark Corp. ..........................................................           78,000        5,109,780
Procter & Gamble Co. ..........................................................          137,000        7,292,510
                                                                                                    -------------
                                                                                                       19,510,570
                                                                                                    -------------

CONSUMER SERVICES 7.7%
Cendant Corp. .................................................................           65,000        1,530,750
Gannett Co. Inc. ..............................................................          107,000        8,564,280
McDonald's Corp. ..............................................................          268,000        8,680,520
                                                                                                    -------------
                                                                                                       18,775,550
                                                                                                    -------------

ELECTRONIC TECHNOLOGY .9%
Hewlett-Packard Co. ...........................................................          109,000        2,135,310
                                                                                                    -------------

ENERGY MINERALS 4.8%
BP PLC, ADR (United Kingdom) ..................................................           85,200        5,079,624
ConocoPhillips ................................................................           27,000        2,505,330
Occidental Petroleum Corp. ....................................................           73,000        4,261,740
                                                                                                    -------------
                                                                                                       11,846,694
                                                                                                    -------------

FINANCE/RENTAL/LEASING 4.8%
Fannie Mae ....................................................................           50,000        3,229,000
Freddie Mac ...................................................................          130,000        8,487,700
                                                                                                    -------------
                                                                                                       11,716,700
                                                                                                    -------------

FINANCIAL CONGLOMERATES 3.5%
Citigroup Inc. ................................................................          173,000        8,485,650
                                                                                                    -------------

HEALTH TECHNOLOGY 5.3%
Abbott Laboratories ...........................................................          115,000        5,177,300
Becton Dickinson & Co. ........................................................           78,000        4,418,700
Pfizer Inc. ...................................................................          139,000        3,358,240
                                                                                                    -------------
                                                                                                       12,954,240
                                                                                                    -------------

INVESTMENT BANKS/BROKERS 4.1%
Lehman Brothers Holdings Inc. .................................................           72,000        6,565,680
Morgan Stanley ................................................................           62,000        3,469,520
                                                                                                    -------------
                                                                                                       10,035,200
                                                                                                    -------------

INVESTMENT MANAGERS 3.0%
Mellon Financial Corp. ........................................................          255,000        7,484,250
                                                                                                    -------------

LIFE/HEALTH INSURANCE 2.5%
MetLife Inc. ..................................................................          152,000        6,042,000
                                                                                                    -------------


                                         Quarterly Statements of Investments | 9

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE FUND                                                         SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MAJOR BANKS 6.3%
Bank of America Corp. .........................................................          160,000    $   7,419,200
Wachovia Corp. ................................................................          146,000        8,008,100
                                                                                                    -------------
                                                                                                       15,427,300
                                                                                                    -------------

MULTI-LINE INSURANCE 2.2%
American International Group Inc. .............................................           81,000        5,369,490
                                                                                                    -------------

PROCESS INDUSTRIES 3.6%
Georgia-Pacific Corp. .........................................................           95,000        3,049,500
Praxair Inc. ..................................................................          134,000        5,782,100
                                                                                                    -------------
                                                                                                        8,831,600
                                                                                                    -------------

PRODUCER MANUFACTURING 14.0%
3M Co. ........................................................................           57,000        4,808,520
General Electric Co. ..........................................................          198,000        7,153,740
Illinois Tool Works Inc. ......................................................           57,000        4,957,860
Johnson Controls Inc. .........................................................           91,000        5,383,560
Masco Corp. ...................................................................          152,000        5,593,600
United Technologies Corp. .....................................................           63,000        6,342,840
                                                                                                    -------------
                                                                                                       34,240,120
                                                                                                    -------------

PROPERTY-CASUALTY INSURANCE 3.5%
Allstate Corp. ................................................................          170,000        8,574,800
                                                                                                    -------------

REGIONAL BANKS 2.4%
U.S. Bancorp ..................................................................          194,000        5,829,700
                                                                                                    -------------

RETAIL TRADE 2.5%
Federated Department Stores Inc. ..............................................           52,000        2,953,600
The TJX Cos. Inc. .............................................................          126,000        3,155,040
                                                                                                    -------------
                                                                                                        6,108,640
                                                                                                    -------------

SAVINGS BANKS 1.1%
Washington Mutual Inc. ........................................................           70,000        2,824,500
                                                                                                    -------------

TECHNOLOGY SERVICES 3.0%
International Business Machines Corp. .........................................           79,000        7,380,180
                                                                                                    -------------

TRANSPORTATION 1.0%
Burlington Northern Santa Fe Corp. ............................................           53,000        2,553,540
                                                                                                    -------------
TOTAL COMMON STOCKS (COST $177,729,876) .......................................                       207,051,374
                                                                                                    -------------


10 | QUARTERLY STATEMENTS OF INVESTMENTS

FRANKLIN VALUE INVESTORS TRUST

    -------------------------------------------------------------------------------------------------------------
    FRANKLIN LARGE CAP VALUE FUNDSHARES VALUE
    -------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $42,711,803) 17.4%
    MONEY FUND
 (a)Franklin Institutional Fiduciary Trust Money Market Portfolio .............       42,711,803    $  42,711,803
                                                                                                    -------------
    TOTAL INVESTMENTS (COST $220,441,679) 102.0% ..............................                       249,763,177
    OTHER ASSETS, LESS LIABILITIES (2.0)% .....................................                        (4,786,788)
                                                                                                    -------------
    NET ASSETS 100.0% .........................................................                     $ 244,976,389
                                                                                                    =============

(a) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

                       This page intentionally left blank.


12 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

        ---------------------------------------------------------------------------------------------------------
        FRANKLIN MICROCAP VALUE FUND                                                   SHARES          VALUE
        ---------------------------------------------------------------------------------------------------------
        COMMON STOCKS 72.6%
        COMMERCIAL SERVICES 1.8%
        Courier Corp. .........................................................          150,000    $   7,837,500
                                                                                                    -------------

        COMMUNICATIONS 1.6%
        Atlantic Tele-Network Inc. ............................................          225,000        7,197,750
                                                                                                    -------------

        CONSUMER DURABLES 6.1%
        Allen Organ Co., B ....................................................           94,800        6,446,400
     (a)Baldwin Piano & Organ Co. .............................................              100               --
        Bassett Furniture Industries Inc. .....................................          105,400        1,986,790
     (a)Cavalier Homes Inc. ...................................................          700,000        3,787,000
     (a)Chromcraft Revington Inc. .............................................          200,000        2,582,000
     (a)Dixie Group Inc. ......................................................          405,000        7,269,750
        Flexsteel Industries Inc. .............................................           60,000        1,025,460
     (a)National R.V. Holdings Inc. ...........................................          261,700        2,792,339
 (a),(b)Rockford Corp. ........................................................          575,000        1,374,250
                                                                                                    -------------
                                                                                                       27,263,989
                                                                                                    -------------

        CONSUMER NON-DURABLES 10.4%
        American Italian Pasta Co., A .........................................           28,700          777,770
        Brown Shoe Co. Inc. ...................................................          165,000        4,778,400
     (b)Delta Apparel Inc. ....................................................          340,000        9,503,000
        DIMON Inc. ............................................................          640,000        4,217,600
     (b)Haggar Corp. ..........................................................          420,000        9,235,800
 (a),(b)Seneca Foods Corp., A .................................................          256,600        4,806,118
 (a),(b)Seneca Foods Corp., B .................................................          121,500        2,232,562
        Standard Commercial Corp. .............................................          350,000        6,737,500
        Tandy Brands Accessories Inc. .........................................          254,900        3,706,246
                                                                                                    -------------
                                                                                                       45,994,996
                                                                                                    -------------

        DISTRIBUTION SERVICES 1.7%
     (b)D & K Healthcare Resources Inc. .......................................          750,000        5,512,500
     (a)GTSI Corp. ............................................................          203,100        1,978,194
                                                                                                    -------------
                                                                                                        7,490,694
                                                                                                    -------------

        ELECTRONIC TECHNOLOGY 1.5%
     (b)Espey Manufacturing & Electronics Corp. ...............................           78,000        2,070,900
     (a)Ladish Co. Inc. .......................................................           70,000          759,500
        Printronix Inc. .......................................................          130,000        2,210,000
     (a)Sparton Corp. .........................................................          188,657        1,762,056
                                                                                                    -------------
                                                                                                        6,802,456
                                                                                                    -------------

        HEALTH SERVICES 1.1%
        Healthcare Services Group Inc. ........................................          260,400        5,077,800
                                                                                                    -------------

        INDUSTRIAL SERVICES 4.6%
     (b)Ecology & Environment Inc., A .........................................          215,000        1,659,800
     (a)Exponent Inc. .........................................................          100,000        2,495,000
     (a)Layne Christensen Co. .................................................          450,000        8,325,000
 (a),(c)Matrix Service Co. ....................................................          587,000        3,745,060


                                        Quarterly Statements of Investments | 13

FRANKLIN VALUE INVESTORS TRUST

        ---------------------------------------------------------------------------------------------------------
        FRANKLIN MICROCAP VALUE FUND                                                  SHARES            VALUE
        ---------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        INDUSTRIAL SERVICES (CONT.)
     (a)Petroleum Helicopters, Inc. ...........................................           17,600    $     454,080
     (a)Petroleum Helicopters, Inc., non-voting ...............................          153,000        3,941,280
                                                                                                    -------------
                                                                                                       20,620,220
                                                                                                    -------------

        NON-ENERGY MINERALS 2.5%
     (a)Aleris International Inc. .............................................          505,300        8,478,934
 (a),(b)Continental Materials Corp. ...........................................           99,500        2,799,432
                                                                                                    -------------
                                                                                                       11,278,366
                                                                                                    -------------

        PROCESS INDUSTRIES 2.3%
 (a),(b)American Pacific Corp. ................................................          659,000        4,791,589
     (a)Mercer International Inc. .............................................          545,400        5,235,840
                                                                                                    -------------
                                                                                                       10,027,429
                                                                                                    -------------

        PRODUCER MANUFACTURING 17.1%
        Alamo Group Inc. ......................................................           45,000        1,181,700
 (a),(b)Art's-Way Manufacturing Co. Inc. ......................................          134,500          859,455
        Central Steel & Wire Co. ..............................................            3,640        1,929,200
        CIRCOR International Inc. .............................................          247,500        5,655,375
 (a),(b)Gehl Co. ..............................................................          420,000       10,374,000
        Gibraltar Industries Inc. .............................................          357,000        8,657,250
     (b)Hardinge Inc. .........................................................          925,600       12,727,000
     (a)Insteel Industries Inc. ...............................................          232,400        3,402,336
 (a),(b)Nashua Corp. ..........................................................          475,000        5,510,000
 (a),(b)Northwest Pipe Co. ....................................................          333,000        7,569,090
     (a)Powell Industries Inc. ................................................           23,900          434,980
     (a)RTI International Metals Inc. .........................................          567,900       13,856,760
        Smith Investment Co. ..................................................           42,400        1,971,600
        Steel Technologies Inc. ...............................................            2,100           61,656
     (a)TransPro Inc. .........................................................          263,800        1,603,904
                                                                                                    -------------
                                                                                                       75,794,306
                                                                                                    -------------

        PROPERTY-CASUALTY INSURANCE 4.7%
 (a),(b)ACMAT Corp., A ........................................................          392,800        4,851,080
        Baldwin & Lyons Inc., B ...............................................          153,875        4,074,610
     (a)Mercer Insurance Group Inc. ...........................................           20,000          266,600
     (b)Merchants Group Inc. ..................................................          190,000        4,598,000
        Safety Insurance Group Inc. ...........................................           95,000        3,165,400
     (a)United America Indemnity Ltd. .........................................          217,168        3,909,024
                                                                                                    -------------
                                                                                                       20,864,714
                                                                                                    -------------

        REAL ESTATE DEVELOPMENT 2.4%
        Bresler & Reiner Inc. .................................................          178,000        5,340,000
        Case Pomeroy & Co. Inc., A ............................................              220          253,000
        Case Pomeroy & Co. Inc., cvt., B ......................................              533          546,325
     (a)Griffin Land & Nurseries Inc. .........................................          173,000        4,276,560
                                                                                                    -------------
                                                                                                       10,415,885
                                                                                                    -------------


14 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

            -----------------------------------------------------------------------------------------------------
            FRANKLIN MICROCAP VALUE FUND                                               SHARES           VALUE
            -----------------------------------------------------------------------------------------------------
            COMMON STOCKS (CONT.)
            REAL ESTATE INVESTMENT TRUSTS 1.5%
            Arbor Realty Trust Inc. ...........................................          270,000    $   6,426,000
                                                                                                    -------------

            REGIONAL BANKS .1%
            First Commonwealth Financial Corp. ................................           36,656          526,014
                                                                                                    -------------

            RETAIL TRADE 5.0%
     (a),(b)Duckwall-ALCO Stores Inc. .........................................          330,000        6,105,000
     (a),(b)Fresh Brands Inc. .................................................          900,000        6,660,000
     (a),(b)S&K Famous Brands Inc. ............................................          260,000        4,810,000
         (b)Village Super Market Inc., A ......................................          115,175        4,549,413
                                                                                                    -------------
                                                                                                       22,124,413
                                                                                                    -------------

            SAVINGS BANKS 3.1%
            Beverly Hills Bancorp Inc. ........................................          700,000        7,245,000
            First Defiance Financial Corp. ....................................          235,000        6,584,700
                                                                                                    -------------
                                                                                                       13,829,700
                                                                                                    -------------

            TRANSPORTATION 3.3%
         (a)Crowley Maritime Corp. ............................................            2,342        2,576,200
     (a),(b)International Shipholding Corp. ...................................          480,000        7,008,000
            OMI Corp. .........................................................          140,000        2,450,000
            Providence & Worchester Railroad Co. ..............................          205,000        2,562,500
                                                                                                    -------------
                                                                                                       14,596,700
                                                                                                    -------------

            UTILITIES 1.8%
            Central Vermont Public Service Corp. ..............................           70,000        1,617,000
            Green Mountain Power Corp. ........................................          201,700        5,849,300
            Maine & Maritimes Corp. ...........................................           27,100          683,733
                                                                                                    -------------
                                                                                                        8,150,033
                                                                                                    -------------
            TOTAL COMMON STOCKS (COST $189,288,512) ...........................                       322,318,965
                                                                                                    -------------
            CONVERTIBLE PREFERRED STOCK (COST $3,400,000) .7%
            CONSUMER NON-DURABLES
 (a),(b),(d)Seneca Foods Corp., cvt. pfd ......................................          200,000        3,258,000
                                                                                                    -------------
                                                                                 ----------------
                                                                                 PRINCIPAL AMOUNT
                                                                                 ----------------
            CONVERTIBLE BOND (COST $7,000,000) 2.1%
            PROCESS INDUSTRIES
            Mercer International Inc., cvt., 144A, 8.50%, 10/15/10 ............    $   7,000,000        9,370,900
                                                                                                    -------------
            TOTAL LONG TERM INVESTMENTS (COST $199,688,512) ...................                       334,947,865
                                                                                                    -------------


                                        Quarterly Statements of Investments | 15

FRANKLIN VALUE INVESTORS TRUST

        ---------------------------------------------------------------------------------------------------------
        FRANKLIN MICROCAP VALUE FUND                                                   SHARES           VALUE
        ---------------------------------------------------------------------------------------------------------
        SHORT TERM INVESTMENTS 25.5%
        MONEY FUND (COST $109,124,887) 24.6%
     (e)Franklin Institutional Fiduciary Trust Money Market Portfolio .........      109,124,887    $ 109,124,887
                                                                                                    -------------
                                                                                 ----------------
                                                                                 PRINCIPAL AMOUNT
                                                                                 ----------------
        REPURCHASE AGREEMENT (COST $3,918,000) .9%
 (f),(g)Morgan Stanley & Co. Inc., 2.53%, 2/01/05 (Maturity Value $3,918,275)
          Collateralized by U.S. Government Agency
          Securities, 5.00 - 5.50%, 8/01/33 - 1/01/35 .........................    $   3,918,000        3,918,000
                                                                                                    -------------
        TOTAL INVESTMENTS (COST $312,731,399) 100.9% ..........................                       447,990,752
        OTHER ASSETS, LESS LIABILITIES (.9)% ..................................                        (3,989,650)
                                                                                                    -------------
        NET ASSETS 100.0% .....................................................                     $ 444,001,102
                                                                                                    =============

(a)   Non-income producing.

(b)   See Note 3 regarding holdings of 5% voting securities.

(c)   Security on loan.

(d)   See Note 2 regarding restricted securities.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(f) At January 31, 2005, all repurchase agreements had been entered into on that date.

(g)   Investment from cash collateral received for loaned securities.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                     SHARES            VALUE
    -------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 88.6%
    COMMERCIAL SERVICES .3%
    ABM Industries Inc. .......................................................           90,000    $   1,647,000
                                                                                                    -------------

    CONSUMER DURABLES 8.9%
    Apogee Enterprises Inc. ...................................................          306,091        4,092,437
    Bassett Furniture Industries Inc. .........................................          113,800        2,145,130
    Briggs & Stratton Corp. ...................................................          247,400        9,596,646
    D.R. Horton Inc. ..........................................................           56,250        2,237,625
    Hooker Furniture Corp. ....................................................          151,500        3,534,495
    La-Z-Boy Inc. .............................................................          340,000        4,739,600
    M/I Homes Inc. ............................................................          129,200        7,338,560
    Monaco Coach Corp. ........................................................          283,600        5,249,436
    Russ Berrie & Co. Inc. ....................................................          313,600        7,357,056
    Thor Industries Inc. ......................................................          308,000       10,641,400
                                                                                                    -------------
                                                                                                       56,932,385
                                                                                                    -------------

    CONSUMER NON-DURABLES 3.8%
    Brown Shoe Co. Inc. .......................................................          213,100        6,171,376
    Lancaster Colony Corp. ....................................................           60,000        2,538,600
    Oshkosh B'Gosh Inc., A ....................................................          150,000        2,917,500
    Russell Corp. .............................................................          190,000        3,420,000
    Standard Commercial Corp. .................................................          129,000        2,483,250
 (a)Timberland Co., A .........................................................          107,000        7,034,180
                                                                                                    -------------
                                                                                                       24,564,906
                                                                                                    -------------

    CONSUMER SERVICES 2.9%
 (a)Aztar Corp. ...............................................................          283,300        9,130,759
    Intrawest Corp. (Canada) ..................................................          245,000        4,765,250
 (a)La Quinta Corp. ...........................................................          537,700        4,672,613
                                                                                                    -------------
                                                                                                       18,568,622
                                                                                                    -------------

    ELECTRONIC TECHNOLOGY 3.8%
 (a)Avocent Corp. .............................................................          201,800        7,367,718
    Cohu Inc. .................................................................          275,000        4,639,250
    Diebold Inc. ..............................................................           95,000        5,114,800
 (a)OmniVision Technologies Inc. ..............................................          432,000        7,011,360
                                                                                                    -------------
                                                                                                       24,133,128
                                                                                                    -------------

    ENERGY MINERALS 5.3%
    Arch Coal Inc. ............................................................          200,000        7,310,000
    Consol Energy Inc. ........................................................          248,500       10,484,215
    Holly Corp. ...............................................................           69,000        2,087,940
    Peabody Energy Corp. ......................................................          129,300       10,958,175
    Pioneer Natural Resources Co. .............................................           90,000        3,455,100
                                                                                                    -------------
                                                                                                       34,295,430
                                                                                                    -------------

    FINANCE/RENTAL/LEASING .7%
 (a)Dollar Thrifty Automotive Group Inc. ......................................          140,000        4,369,400
                                                                                                    -------------


                                        Quarterly Statements of Investments | 17

FRANKLIN VALUE INVESTORS TRUST

    -------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                      SHARES          VALUE
    -------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HEALTH SERVICES 1.6%
 (a)Pharmaceutical Product Development Inc. ...................................          247,900    $  10,275,455
                                                                                                    -------------

    HEALTH TECHNOLOGY 2.0%
 (a)Steris Corp. ..............................................................          311,300        7,384,036
    West Pharmaceutical Services Inc. .........................................          218,000        5,689,800
                                                                                                    -------------
                                                                                                       13,073,836
                                                                                                    -------------

    INDUSTRIAL SERVICES 6.9%
 (a)Atwood Oceanics Inc. ......................................................           66,600        4,062,600
 (a)EMCOR Group Inc. ..........................................................           93,000        3,995,280
    ENSCO International Inc. ..................................................           69,000        2,361,870
 (a)Global Industries Ltd. ....................................................          560,000        4,519,200
 (a)Lone Star Technologies Inc. ...............................................          232,500        9,483,675
 (a)Offshore Logistics Inc. ...................................................          144,400        4,607,804
 (a)Oil States International Inc. .............................................          240,000        4,572,000
 (a)Rowan Cos. Inc. ...........................................................          267,800        7,541,248
 (a)Shaw Group Inc. ...........................................................          177,000        2,975,370
                                                                                                    -------------
                                                                                                       44,119,047
                                                                                                    -------------

    INSURANCE BROKERS/SERVICES 1.0%
    Arthur J. Gallagher & Co. .................................................          215,000        6,374,750
                                                                                                    -------------

    INVESTMENT BANKS/BROKERS .6%
 (a)Archipelago Holdings Inc. .................................................          202,600        3,843,322
                                                                                                    -------------

    LIFE/HEALTH INSURANCE 2.3%
    American National Insurance Co. ...........................................           56,800        6,001,488
    Presidential Life Corp. ...................................................           99,340        1,643,084
    Protective Life Corp. .....................................................           82,500        3,395,700
    StanCorp Financial Group Inc. .............................................           45,000        3,825,000
                                                                                                    -------------
                                                                                                       14,865,272
                                                                                                    -------------

    NON-ENERGY MINERALS 2.8%
    Reliance Steel & Aluminum Co. .............................................          230,600        8,848,122
    Steel Dynamics Inc. .......................................................           86,300        3,262,140
    United States Steel Corp. .................................................          114,400        5,925,920
                                                                                                    -------------
                                                                                                       18,036,182
                                                                                                    -------------

    PROCESS INDUSTRIES 6.6%
    AptarGroup Inc. ...........................................................          126,000        6,109,740
    Bunge Ltd. ................................................................          203,000       11,477,620
    Cabot Corp. ...............................................................          200,700        7,024,500
    Glatfelter ................................................................          173,800        2,360,204
    Myers Industries Inc. .....................................................           55,600          719,464
    RPM International Inc. ....................................................          580,000       10,225,400
    Westlake Chemical Corp. ...................................................          136,600        4,289,240
                                                                                                    -------------
                                                                                                       42,206,168
                                                                                                    -------------


18 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND                                                         SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    PRODUCER MANUFACTURING 16.0%
    A.O. Smith Corp. ..........................................................          115,500    $   3,131,205
    American Woodmark Corp. ...................................................           12,800          530,944
    Carlisle Cos. Inc. ........................................................           42,500        2,680,475
    CIRCOR International Inc. .................................................          250,000        5,712,500
    CNH Global NV (Netherlands) ...............................................          174,000        3,227,700
 (a)Genlyte Group Inc. ........................................................           60,000        4,800,600
    Graco Inc. ................................................................          225,000        8,021,250
    JLG Industries Inc. .......................................................          237,400        4,180,614
    Kennametal Inc. ...........................................................          130,500        6,386,670
 (a)Mettler-Toledo International Inc. (Switzerland) ...........................          165,000        8,276,400
    Mueller Industries Inc. ...................................................          249,500        7,909,150
 (a)Powell Industries Inc. ....................................................          107,900        1,963,780
    Roper Industries Inc. .....................................................          150,000        8,709,000
    Stewart & Stevenson Services Inc. .........................................          111,500        2,279,060
    Superior Industries International Inc. ....................................          263,000        6,619,710
    Teleflex Inc. .............................................................          125,000        6,343,750
    Thomas Industries Inc. ....................................................           80,000        3,119,200
    Timken Co. ................................................................           69,600        1,792,896
    Watts Water Technologies Inc., A ..........................................          149,800        4,801,090
    York International Corp. ..................................................          335,100       12,170,832
                                                                                                    -------------
                                                                                                      102,656,826
                                                                                                    -------------

    PROPERTY-CASUALTY INSURANCE 4.2%
    Harleysville Group Inc. ...................................................           25,000          540,000
    IPC Holdings Ltd. (Bermuda) ...............................................          160,000        6,753,600
    Montpelier Re Holdings Ltd. (Bermuda) .....................................          340,000       12,733,000
    RLI Corp. .................................................................          162,100        7,044,866
                                                                                                    -------------
                                                                                                       27,071,466
                                                                                                    -------------

    REAL ESTATE INVESTMENT TRUSTS .9%
    Arbor Realty Trust Inc. ...................................................          245,000        5,831,000
                                                                                                    -------------

    REGIONAL BANKS 1.0%
    Chemical Financial Corp. ..................................................            3,255          120,760
    Hancock Holding Co. .......................................................           43,400        1,402,688
    Peoples Bancorp Inc. ......................................................          187,700        5,114,825
                                                                                                    -------------
                                                                                                        6,638,273
                                                                                                    -------------

    RETAIL TRADE 9.2%
    American Eagle Outfitters Inc. ............................................           53,000        2,692,400
    Casey's General Stores Inc. ...............................................          266,805        4,701,104
    Christopher & Banks Corp. .................................................          365,000        6,486,050
    Dillards Inc., A ..........................................................          227,000        5,956,480
 (a)Gymboree Corp. ............................................................          220,900        2,845,192
 (a)Hot Topic Inc. ............................................................          299,300        5,800,434
 (a)Linens `n Things Inc. .....................................................          165,000        4,273,500
 (a)The Men's Wearhouse Inc. ..................................................          206,000        6,853,620


                                        Quarterly Statements of Investments | 19

FRANKLIN VALUE INVESTORS TRUST

-----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND                                                         SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    RETAIL TRADE (CONT.)
    Pier 1 Imports Inc. .......................................................          421,800    $   7,470,078
 (a)West Marine Inc. ..........................................................          455,000       10,742,550
 (a)Zale Corp. ................................................................           46,200        1,227,072
                                                                                                    -------------
                                                                                                       59,048,480
                                                                                                    -------------

    SAVINGS BANKS .4%
    First Indiana Corp. .......................................................           95,000        2,233,450
                                                                                                    -------------

    SPECIALTY INSURANCE .4%
    The PMI Group Inc. ........................................................           60,000        2,386,200
                                                                                                    -------------

    TECHNOLOGY SERVICES 1.2%
    Reynolds & Reynolds Co., A ................................................          279,600        7,624,692
                                                                                                    -------------

    TRANSPORTATION 5.1%
 (a)Kansas City Southern ......................................................          272,400        4,756,104
    OMI Corp. .................................................................          227,100        3,974,250
    Overseas Shipholding Group Inc. ...........................................           76,300        4,258,303
    SkyWest Inc. ..............................................................          465,000        8,007,300
    Teekay Shipping Corp. (Bahamas) ...........................................          189,000        8,385,930
    Tidewater Inc. ............................................................           90,000        3,488,400
                                                                                                    -------------
                                                                                                       32,870,287
                                                                                                    -------------

    UTILITIES .7%
 (a)Sierra Pacific Resources Co. ..............................................          482,000        4,742,880
                                                                                                    -------------
    TOTAL COMMON STOCKS (COST $402,595,606) ...................................                       568,408,457
                                                                                                    -------------
                                                                                  ----------------
                                                                                  PRINCIPAL AMOUNT
                                                                                  ----------------
    BOND (COST $1,299,596) .2%
    PRODUCER MANUFACTURING

    Mueller Industries Inc., 6.00%, 11/1/14 ...................................    $   1,319,000        1,299,215
                                                                                                    -------------
    TOTAL LONG TERM INVESTMENTS (COST $403,895,202) ...........................                       569,707,672
                                                                                                    -------------
                                                                                   -------------
                                                                                       SHARES
                                                                                   -------------
    SHORT TERM INVESTMENTS (COST $72,089,886) 11.2%
    MONEY FUND
 (b)Franklin Institutional Fiduciary Trust Money Market Portfolio .............       72,089,886       72,089,886
                                                                                                    -------------
    TOTAL INVESTMENTS (COST $475,985,088) 100.0% ..............................                       641,797,558
    OTHER ASSETS, LESS LIABILITIES .0%c .......................................                            82,662
                                                                                                    -------------
    NET ASSETS 100.0% .........................................................                     $ 641,880,220
                                                                                                    =============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(c)   Rounds to less than .05% of net assets.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Value Investors Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-ended investment company, consisting of four series (the Funds). All Funds are non-diversified except the Franklin Large Cap Value Fund.

1. INCOME TAXES

At January 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                          --------------------------------------------------------------------
                                             FRANKLIN           FRANKLIN          FRANKLIN         FRANKLIN
                                           BALANCE SHEET        LARGE CAP         MICROCAP        SMALL CAP
                                          INVESTMENT FUND      VALUE FUND        VALUE FUND       VALUE FUND
                                          --------------------------------------------------------------------
Cost of investments..................     $ 2,912,268,404    $   220,606,245    $ 312,841,254   $  476,268,568
                                          --------------------------------------------------------------------
Unrealized appreciation..............     $ 1,580,510,461    $    31,139,074    $ 141,209,153   $  172,912,972
 Unrealized depreciation.............         (45,794,213)        (1,982,142)      (6,059,655)      (7,383,982)
                                          --------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation).....................     $ 1,534,716,248    $    29,156,932    $ 135,149,498   $  165,528,990
                                          --------------------------------------------------------------------

2. RESTRICTED SECURITIES

At January 31, 2005, the Franklin MicroCap Value Fund held investments in restricted and illiquid securities that were valued under approved methods by the Board of Directors, as follows:

 ----------------------------------------------------------------------------------------------------------
                                                                     ACQUISITION
 SHARES   ISSUER                                                        DATE           COST        VALUE
 ----------------------------------------------------------------------------------------------------------

200,000   Seneca Foods Corp., cvt. pfd. (.73% OF NET ASSETS)....       7/01/04     $ 3,400,000  $ 3,258,000
                                                                                                -----------


                                        Quarterly Statements of Investments | 21

FRANKLIN VALUE INVESTORS TRUST

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in affiliated companies for the Franklin Balance Sheet Investment Fund and the Franklin MicroCap Value Fund at January 31, 2005 were as shown below.

-----------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF                           NUMBER OF
                                             SHARES HELD                         SHARES HELD     VALUE
                                            AT BEGINNING    GROSS      GROSS       AT END       AT END       INVESTMENT   REALIZED
NAME OF ISSUER                               OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD    OF PERIOD       INCOME    GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET INVESTMENT FUND
Alaska Air Group Inc.....................      1,350,600         --          --    1,350,600  $ 40,234,374   $       --  $       --
Aztar Corp...............................      2,930,000         --      90,000    2,840,000    91,533,200           --   1,907,097
Champps Entertainment Inc................        920,000         --          --      920,000     8,013,200           --          --
Delta Woodside Industries Inc............        555,000         --          --      555,000       457,875           --          --
DIMON Inc................................      2,504,200         --          --    2,504,200    16,502,678      187,815          --
Dollar Thrifty Automotive Group Inc......      1,800,000         --          --    1,800,000    56,178,000           --          --
Haverty Furniture Cos. Inc...............        920,000         --          --      920,000    16,468,000       57,500          --
Syms Corp................................      1,430,000         --          --    1,430,000    18,232,500           --          --
Tecumseh Products Co., A.................        778,900         --          --      778,900    31,646,707      249,248          --
Tecumseh Products Co., B.................        300,000         --          --      300,000    11,565,000       96,000          --
Xanser Corp..............................      2,800,000         --          --    2,800,000     8,344,000           --          --
                                                                                              -------------------------------------
TOTAL AFFILIATED SECURITIES (6.73% OF NET ASSETS).......................................      $299,175,534   $  590,563  $1,907,097
                                                                                              =====================================


22 | Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF                           NUMBER OF
                                             SHARES HELD                         SHARES HELD     VALUE
                                            AT BEGINNING    GROSS      GROSS       AT END       AT END       INVESTMENT   REALIZED
NAME OF ISSUER                               OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD    OF PERIOD       INCOME    GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MICROCAP VALUE FUND
ACMAT Corp., A...........................        392,800         --          --      392,800  $  4,851,080   $       --  $       --
American Pacific Corp....................        659,000         --          --      659,000     4,791,589           --          --
Art's-Way Manufacturing Co. Inc..........        134,500         --          --      134,500       859,455           --          --
Commonwealth Industries Inc.a............        620,000         --     620,000           --            (b)          --          --
Continental Materials Corp...............         99,500         --          --       99,500     2,799,432           --          --
D & K Healthcare Research Inc............        660,000     90,000          --      750,000     5,512,500        9,900          --
Delta Apparel Inc........................        340,000         --          --      340,000     9,503,000       23,800          --
Duckwall-ALCO Stores Inc.................        330,000         --          --      330,000     6,105,000           --          --
Ecology & Environment Inc., A............        215,000         --          --      215,000     1,659,800       36,550          --
Espey Manufacturing & Electronics Corp.           78,000         --          --       78,000     2,070,900       11,700          --
Fresh Brands Inc.......................          900,000         --          --      900,000     6,660,000           --          --
Gehl Co..................................        420,000         --          --      420,000    10,374,000           --          --
Haggar Corp..............................        420,000         --          --      420,000     9,235,800       21,000          --
Hardinge Inc.............................        725,600    200,000          --      925,600    12,727,000        7,256          --
International Shipholding Corp...........        480,000         --          --      480,000     7,008,000           --          --
Merchants Group Inc......................        190,000         --          --      190,000     4,598,000       19,000          --
Nashua Corp..............................        475,000         --          --      475,000     5,510,000           --          --
Northwest Pipe Co........................        333,000         --          --      333,000     7,569,090           --          --
Rockford Corp............................        575,000         --          --      575,000     1,374,250           --          --
S&K Famous Brands Inc....................        260,000         --          --      260,000     4,810,000           --          --
Seneca Foods Corp., A....................        256,600         --          --      256,600     4,806,118           --          --
Seneca Foods Corp., B....................        121,500         --          --      121,500     2,232,562           --          --
Seneca Foods Corp., cvt. pfd.............        200,000         --          --      200,000     3,258,000           --          --
Village Super Market Inc., A.............        115,175         --          --      115,175     4,549,413       28,794          --
                                                                                              -------------------------------------
TOTAL AFFILIATED SECURITIES (27.67% OF NET ASSETS)......................................      $122,864,989   $  158,000  $       --
                                                                                              =====================================

(a) Reflects the merger of Commonwealth Industries Inc. into Aleris International Inc. as of 12/10/04.

(b)   As of January 31, 2005, no longer an affiliate.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

                                        Quarterly Statements of Investments | 23

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN VALUE INVESTORS TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date:   March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date:   March 22, 2005


By /s/Galen G. Vetter
      Chief Financial Officer
Date:   March 22, 2005
















                                                         Exhibit A

                            CERTIFICATIONS


I, Jimmy D. Gambill, certify that:

     1. I have  reviewed  this  report on Form N-Q of Franklin  Value  Investors
Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

     1. I have  reviewed  this  report on Form N-Q of Franklin  Value  Investors
Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005

/S/GALEN G. VETTER
Chief Financial Officer